Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Retirement Obligation [Line Items]
Summary of Changes in Asset Retirement Obligations
The following table summarizes changes in the Company’s asset retirement obligations for the six months ended June 30, 2022:

Balance, January 1, 2022	$2,387
New asset retirement obligations	372
Accretion expense	144

Balance, June 30, 2022	$2,903

Starry, Inc [Member]
Asset Retirement Obligation [Line Items]
Summary of Changes in Asset Retirement Obligations
The following table summarizes changes in the Company’s asset retirement obligations for the years ended December 31, 2021 and 2020:

Balance, January 1, 2020	$703
New asset retirement obligations	582
Accretion expense	114

Balance, December 31, 2020	1,399
New asset retirement obligations	783
Accretion expense	205

Balance, December 31, 2021	$2,387